Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Loss from Continuing Operations before Income Taxes Generated in Jurisdictions

Loss from continuing operations before income taxes were generated in the following jurisdictions:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(29,296,296)	(23,094,955)	(15,482,426)
PRC	(39,680,573)	(118,145,074)	(95,351,791)
Hong Kong	923,395	(21,586)	(19,367)
Loss before continuing operations before income taxes	(68,053,474)	(141,261,615)	(110,853,584)

Schedule of Income Tax Expense (Benefit)

Income tax expense (benefit) recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
PRC
Current income tax expense	—	905,078	14,402
Deferred income tax benefit	—	(8,054,197)	(10,283,238)
Total income tax benefit	—	(7,149,119)	(10,268,836)

Schedule of Difference Between Actual Income Tax Expense and Amount Computed by Applying PRC Statutory Income Tax Rate to Earnings before Income Taxes

The actual income tax expense (benefit) reported in the consolidated statements of comprehensive income (loss) differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of the years ended December 31, 2018, 2019 and 2020 to earnings before income taxes due to the following:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Computed “expected” income tax expenses (benefit)	(17,013,369)	(35,315,404)	(27,713,394)
Increase (decrease) in valuation allowance	(14,570,083)	23,171,671	11,770,037
Entities not subject to income tax	4,896,732	4,576,771	3,445,048
Non-deductible expenses
Entertainment	255,843	394,380	226,312
Share-based compensation	2,427,342	1,202,364	444,196
Bad debt loss	25,206	—	—
Additional deduction of research and development costs	(447,525)	(240,404)	(288,502)
Gain from discharge of intercompany payables (a)	25,594,493	—	—
Investment loss from sale of non-redeemable non-controlling interests (b)	(1,725,000)	—	—
Other	556,361	(938,497)	1,847,467
Actual income tax benefit	—	(7,149,119)	(10,268,836)

(a)

The gain from discharge of intercompany payables represents the gain recognized from the discharge of payables of ATA Education due to ATA Learning, Zhongxiao Zhixing and ATA BVI. These payables were waived in accordance with the terms agreed in the ATA Online Sale Transaction.

(b)

The investment loss from sale of non-redeemable non-controlling interests represents the investment loss recognized from the transfer of 24% equity shares of Muhua Shangce to a limited partnership named Ningbo Meishan Bonded Port Area Zunming Investment Management Center (Limited Partnership) (“Limited Partnership”) from ATA Education for the year ended December 31, 2018. See note 15.

Schedule of Components of Deferred Income Tax Assets and Liabilities

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows:

	December 31, 2019	December 31, 2020
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	28,153,853	37,387,150
Impairment loss of long-term investments	10,148,827	9,023,946
Lease liability	8,264,034	10,244,488
Impairment loss of intangible assets and other non-current assets	2,233,110	3,013,216
Provision for other receivables	1,396,914	1,887,015
Accrued expenses and other payables	4,213,877	4,010,281
Property and equipment, net	702,523	890,374
Donation	2,768,750	5,268,750
Total gross deferred income tax assets	57,881,888	71,725,220
Less: valuation allowance	(44,713,570)	(56,172,945)
Total deferred income tax assets, net	13,168,318	15,552,275
Deferred income tax liabilities:
Intangible assets	32,657,242	27,646,528
Right-of-use assets	10,196,572	9,891,733
Deferred revenues	7,091,422	1,090,988
Contract cost assets	—	3,416,705
Total gross deferred income tax liabilities	49,945,236	42,045,954
Net deferred income tax assets	11,464,891	2,491,792
Net deferred income tax liabilities	48,241,809	28,985,472

Summary of Movements of Valuation Allowance

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the period	35,845,674	21,275,591	44,713,570
Additions	11,024,410	23,437,979	11,770,037
Reduction as a result of disposal of subsidiaries	—	—	(310,662)
Reduction due to gain from discharge of intercompany payables	(25,594,493)	—	—
Balance at the end of the period	21,275,591	44,713,570	56,172,945